S-K 1602(b)(6) Prospectus Summary, Sponsor Compensation	Jun. 15, 2026 USD ($) $ / shares shares
Osprey Acquisition Sponsor III, LLC [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Price Paid or to be Paid for Securities, Total Amount	$ 30,000
Osprey Acquisition Sponsor III, LLC [Member] | Class B Ordinary Shares [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Price Paid or to be Paid for Securities, Total Amount	$ 25,000
Securities Issued or to be Issued, Shares (in Shares) | shares	10,254,000	[1]
Osprey Acquisition Sponsor III, LLC [Member] | Private Placement Units [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Price Paid or to be Paid for Securities, Total Amount	$ 4,860,000
Securities Issued or to be Issued, Shares (in Shares) | shares	486,000	[2]
Osprey Acquisition Sponsor III, LLC [Member] | Repayment of Loans [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Price Paid or to be Paid for Securities, Total Amount	$ 300,000
Osprey Acquisition Sponsor III, LLC [Member] | Working Capital Loans [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Price Paid or to be Paid for Securities, Total Amount	$ 2,500,000
Price Paid or to be Paid for Securities, Per Share (in Dollars per share) | $ / shares	$ 10
Hepco or its affiliates [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Price Paid or to be Paid for Securities, Total Amount	$ 12,500

[1]	Of the Class B ordinary shares, the non-managing sponsor investors own, indirectly through the purchase of non-managing membership interests, an aggregate of 3,088,000 Class B ordinary shares, which were purchased for $0.005 per share.
[2]	The non-managing sponsor investors have committed to purchase, indirectly through the purchase of non-managing membership interests, an aggregate of 386,000 private placement units ($3,860,000 in the aggregate) at a price of $10.00 per unit (whether or not the over-allotment option is exercised in full) in a private placement that will close simultaneously with the closing of this offering.